Trade and Other Payables	12 Months Ended
Jun. 30, 2019
Trade and other payables [abstract]
Trade and other payables

17.	Trade and other payables

The following table shows the amounts of trade and other payables as of June 30, 2019 and 2018:

	06.30.19	06.30.18
Admission rights	1,006,290	1,250,366
Rent and service payments received in advance	768,089	511,281
Accrued invoices	302,818	529,698
Trade payables	152,706	584,911
Payments received in advance	48,079	121,092
Tenant deposits	76,526	72,640
Other income to be accrued	55,018	31,130
Total trade payables	2,409,526	3,101,118
Others	126,131	144,720
Withholdings payable	251,014	427,538
Tax payment plans	285,138	74,644
Dividends	125	56,823
Total other payables	662,408	703,725
Related parties (Note 29)	302,405	246,725
Total trade and other payables	3,374,339	4,051,568
Non-current	860,013	956,341
Current	2,514,326	3,095,227
Total	3,374,339	4,051,568

The fair value of currents trade and other payables approximate their respective book values due to their short-term nature. The fair values of non-current trade and other payables approximate their book values. The impact of the discount is not significant.